Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Total revenues	¥ 316,170	$ 43,315	¥ 290,232	¥ 328,822
Transferred at point in time
Revenues
Total revenues	192,200	26,331	163,262	191,587
Transferred over time
Revenues
Total revenues	¥ 123,970	$ 16,984	¥ 126,970	¥ 137,235